Consolidated Statement of Comprehensive Income/Loss (-) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Comprehensive Income/Loss (-)
Net profit / (loss) (-)	€ 74,082	€ 211,697	€ (217,991)
Items that will not be reclassified subsequently to profit or loss:
Re-measurement of defined benefit obligation	246	(1,037)	5,324
Fair value adjustments financial assets held at fair value through other comprehensive income	2,486
Items that may be reclassified subsequently to profit or loss:
Translation differences, arisen from translating foreign activities	578	392	129
Realization of translation differences upon sale/liquidation of foreign operations	4,095
Other comprehensive income/loss (-), net of income tax	7,405	(645)	5,453
Total comprehensive loss attributable to:
Owners of the parent	81,487	211,052	(212,538)
Total comprehensive loss attributable to owners of the parent arises from:
Continuing operations	1,764	(4,564)	(65,953)
Discontinued operations	€ 79,723	€ 215,616	€ (146,586)